Commitments and Contingencies (Narrative) (Details)		1 Months Ended			12 Months Ended
	Aug. 27, 2019 lawsuit	Dec. 31, 2019 USD ($) berth ship	Sep. 30, 2019 USD ($) agreement berth	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) berth ship	Dec. 31, 2017 EUR (€) ship	Dec. 31, 2016 EUR (€) ship berth	Dec. 31, 2015 EUR (€) berth	Mar. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€) berth ship	Sep. 30, 2019 EUR (€) berth	Dec. 31, 2018
Commitments and Contingencies
Approximate berths		55,300			55,300					55,300
Maximum borrowing capacity | $									$ 3,500,000,000
Fixed interest rate on long-term debt		62.10%			62.10%					62.10%		59.10%
Aggregate cost of ships expected to enter service | $					$ 14,800,000,000
Deposit for the purchase of ships expected to enter service | $		$ 881,500,000			$ 881,500,000
Percentage of aggregate cost exposed to fluctuations in the euro exchange rate		65.90%			65.90%					65.90%		53.50%
Number of claims filed | lawsuit	2
Project edge class ship term loans | Project edge-class ship
Commitments and Contingencies
Bank financing commitment percentage							80.00%
Percentage of unsecured term loan guaranteed by an export credit agency							100.00%
Long term debt, stated interest rate (as a percent)							3.23%
Unsecured term loan, amortization period							12 years
Project edge class ship term loans | Project edge ship II
Commitments and Contingencies
Unsecured term loan, construction financing commitment per ship		$ 704,000,000.0			$ 704,000,000.0		€ 627,100,000
Credit agreement
Commitments and Contingencies
Number of months considered to determine requirement of prepayment of debts					24 months
Royal Caribbean International | Cruise ships on order | Quantum-class ship
Commitments and Contingencies
Number of ships under construction | ship		1			1					1
Royal Caribbean International | Cruise ships on order | Oasis-class ship
Commitments and Contingencies
Number of ships under construction | ship		2			2					2
Royal Caribbean International | Cruise ships on order | Icon-class ships
Commitments and Contingencies
Number of ships under construction | ship		3			3	2				3
Approximate berths		32,400			32,400					32,400
Royal Caribbean International | Cruise ships on order | Silversea Cruises
Commitments and Contingencies
Number of ships under construction | ship		5			5					5
Approximate berths		2,400			2,400					2,400
Celebrity Cruise Ships | Celebrity Beyond
Commitments and Contingencies
Approximate berths		3,250			3,250					3,250
Celebrity Cruise Ships | Third Edge Class Ship
Commitments and Contingencies
Approximate berths		3,250			3,250					3,250
Celebrity Cruise Ships | Project edge-class ship
Commitments and Contingencies
Number of ships under construction | ship							2
Approximate berths							2,900
Celebrity Cruise Ships | Cruise ships on order | Three project edge class ships
Commitments and Contingencies
Number of ships under construction | ship		3			3					3
Approximate berths		9,400			9,400					9,400
Project Icon
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency						100.00%
Project Icon | Royal Caribbean International
Commitments and Contingencies
Approximate berths		5,600			5,600					5,600
Bank financing commitment percentage						80.00%
Project Icon | Euler Hermes
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency						95.00%
Third and Fourth Edge Class Ships and Fifth Oasis Class Ship
Commitments and Contingencies
Bank financing commitment percentage						80.00%
Percentage of unsecured term loan guaranteed by an export credit agency						100.00%
Fifth Oasis Class Ship | Royal Caribbean International
Commitments and Contingencies
Approximate berths		5,700			5,700					5,700
Quantum Class Fifth Ship
Commitments and Contingencies
Approximate berths								4,200
Quantum Class Fifth Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)		3.45%			3.45%					3.45%
Unsecured term loan, construction financing commitment per ship		$ 872,700,000			$ 872,700,000			€ 777,500,000
Quantum Class Fifth Ship | Quantum of the Seas unsecured term loans
Commitments and Contingencies
Bank financing commitment percentage								80.00%
Unsecured term loan, amortization period							12 years
Quantum Class Fifth Ship | LIBOR | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Margin on floating rate base (as a percent)					0.95%
Quantum Class Fifth Ship | Euler Hermes | Quantum of the Seas unsecured term loans
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency								95.00%
Evolution Class, Unnamed Ship One | Silversea Cruises
Commitments and Contingencies
Approximate berths			600								600
Evolution Class, Unnamed Ship Two | Silversea Cruises
Commitments and Contingencies
Approximate berths			600								600
Sixth Oasis Class Ship | Sixth Oasis Class Ship Term Loan
Commitments and Contingencies
Bank financing commitment percentage		80.00%			80.00%					80.00%
Sixth Oasis Class Ship | Royal Caribbean International
Commitments and Contingencies
Approximate berths		5,700			5,700					5,700
Sixth Oasis Class Ship | BpiFAE
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency		100.00%
Third Icon Class Ship | Third Icon Class Ship Term Loan
Commitments and Contingencies
Bank financing commitment percentage		80.00%			80.00%					80.00%
Third Icon Class Ship | Royal Caribbean International
Commitments and Contingencies
Approximate berths		5,600			5,600					5,600
Third Icon Class Ship | Euler Hermes
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency		95.00%
Third Icon Class Ship | Finnvera
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency		95.00%
Minimum | Credit agreement
Commitments and Contingencies
Debt instrument covenant, minimum percentage of ownership by a person		50.00%			50.00%					50.00%
Minimum | Debt Securities
Commitments and Contingencies
Debt instrument covenant, minimum percentage of ownership by a person		50.00%			50.00%					50.00%
Unsecured term loans | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Unsecured term loan, amortization period						12 years
Unsecured term loans | Silver Moon Credit Agreement
Commitments and Contingencies
Long-term debt | $				$ 300,000,000
Unsecured term loans | LIBOR | Silver Moon Credit Agreement
Commitments and Contingencies
Margin on floating rate base (as a percent)				1.50%
Unsecured term loans | Euler Hermes
Commitments and Contingencies
Percentage of unsecured term loan guaranteed by an export credit agency			95.00%
Unsecured term loans | Silversea Cruises | Credit agreement
Commitments and Contingencies
Number of credit agreements | agreement			2
Unsecured term loans | Silversea Cruises | Evolution Class, Unnamed Ship One
Commitments and Contingencies
Bank financing commitment percentage			80.00%								80.00%
Long term debt, stated interest rate (as a percent)			4.14%								4.14%
Unsecured term loan, amortization period			12 years
Unsecured term loan, construction financing commitment per ship			$ 394,700,000								€ 351,600,000
Unsecured term loans | Silversea Cruises | Evolution Class, Unnamed Ship Two
Commitments and Contingencies
Bank financing commitment percentage			80.00%								80.00%
Long term debt, stated interest rate (as a percent)			4.18%								4.18%
Unsecured term loan, construction financing commitment per ship			$ 403,000,000.0								€ 359,000,000.0
Unsecured term loans | Silversea Cruises | LIBOR | Evolution Class, Unnamed Ship One
Commitments and Contingencies
Margin on floating rate base (as a percent)			0.79%
Unsecured term loans | Silversea Cruises | LIBOR | Evolution Class, Unnamed Ship Two
Commitments and Contingencies
Margin on floating rate base (as a percent)			0.83%
Unsecured term loans | Project Icon | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Maximum borrowing capacity		$ 1,600,000,000			$ 1,600,000,000	€ 1,400,000,000
Percentage of debt bearing fixed interest						75.00%
Unsecured term loan, amortization period						12 years
Unsecured term loans | First Project Icon Class Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)						3.56%
Unsecured term loans | Second Project Icon Class Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)						3.76%
Unsecured term loans | Third Edge Class Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Maximum borrowing capacity | €						€ 684,200,000
Long term debt, stated interest rate (as a percent)						1.28%
Unsecured term loans | Fourth Edge Class Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Maximum borrowing capacity		802,100,000			802,100,000	€ 714,600,000
Unsecured term loans | Fifth Oasis Class Ship | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Maximum borrowing capacity		$ 1,200,000,000			$ 1,200,000,000	€ 1,100,000,000
Unsecured term loans | Fourth Edge and Fifth Oasis Class Ships | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)						3.18%
Unsecured term loans | Sixth Oasis Class Ship | Sixth Oasis Class Ship Term Loan
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)		3.00%			3.00%					3.00%
Unsecured term loan, amortization period		12 years
Unsecured term loan, construction financing commitment per ship		$ 1,500,000,000			$ 1,500,000,000					€ 1,300,000,000
Unsecured term loans | Third Icon Class Ship | Third Icon Class Ship Term Loan
Commitments and Contingencies
Percentage of debt bearing fixed interest		60.00%			60.00%					60.00%
Unsecured term loan, amortization period		12 years
Unsecured term loan, construction financing commitment per ship		$ 1,600,000,000			$ 1,600,000,000					€ 1,400,000,000
Fixed interest rate on long-term debt		3.29%			3.29%					3.29%
Unsecured term loans | Third Icon Class Ship | LIBOR | Third Icon Class Ship Term Loan
Commitments and Contingencies
Margin on floating rate base (as a percent)		0.85%
Unsecured term loans | Minimum
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)		2.53%			2.53%					2.53%
Unsecured term loans | Minimum | First Project Icon Class Ship | LIBOR | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Margin on floating rate base (as a percent)						1.10%
Unsecured term loans | Minimum | Second Project Icon Class Ship | LIBOR | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Margin on floating rate base (as a percent)						1.15%
Unsecured term loans | Maximum
Commitments and Contingencies
Long term debt, stated interest rate (as a percent)		5.41%			5.41%					5.41%
Unsecured term loans | Maximum | First Project Icon Class Ship | LIBOR | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Margin on floating rate base (as a percent)						1.15%
Unsecured term loans | Maximum | Second Project Icon Class Ship | LIBOR | Unsecured term loan maturing twelve years after ship delivery
Commitments and Contingencies
Margin on floating rate base (as a percent)						1.20%